Organization and Basis of Presentation (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 1,287,995	$ 4,022,905	$ 5,451,579	$ 5,055,523	$ 8,376,834	$ 4,660,985
Accumulated deficit	$ 19,819,959		$ 19,819,959		$ 14,368,380	$ 5,991,546